Corporate information (Details Narrative)								12 Months Ended
	Mar. 10, 2020 BRL (R$) shares	Mar. 10, 2020 USD ($) shares	Feb. 06, 2020 BRL (R$) R$ / shares shares	Jul. 23, 2019 BRL (R$) R$ / shares shares	Jul. 08, 2019	Jun. 18, 2019	Mar. 29, 2019	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Oct. 01, 2021	Aug. 04, 2021	Jun. 01, 2021	May 13, 2021	Apr. 16, 2021	Apr. 08, 2021	Jul. 18, 2019 shares	Mar. 25, 2019
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired												100.00%
Description of exchanging and rights of shares					exchanging one common share into 28 Class A or Class B common shares
Number of shares issed (shares) | shares								442,669	93,146,731
Proceeds from issue of shares								R$ 55,197
Share issuance costs									R$ (19,704,000)	R$ (79,670,000)
Transferred amount to bank accounts								251,800	961,438
Amount of legal proceedings								33,081	R$ 6,545
Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed (shares) | shares				13,888,887
Proceeds from issue of shares | $		$ 68,060
Class A Common Shares [Member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed (shares) | shares				15,805,841													13,744,210
Proceeds from issue of shares				R$ 992,778
Net proceeds from issue of shares				913,108
Fee and commission expense				59,566
Other offering expenses				20,104
Share issuance costs				79,670,000
Number of additional common shares issued | shares			3,019,928
Class A Common Shares [Member] | Initial Public Offering [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Proceeds from issue of shares				263,888
Net proceeds from issue of shares				242,711
Fee and commission expense				15,833
Other offering expenses				R$ 5,344
Class A Common Shares [Member] | Initial Public Offering [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed (shares) | shares				1,916,954
per share | R$ / shares				R$ 19.00
Other offering expenses	R$ 1,066
Additional shares gross proceeds	30,884
Net proceeds of additional shares	R$ 29,819
Class A Common Shares [Member] | Initial Public Offering [Member] | Underwriters [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Number of additional common shares issued | shares	240,552	240,552
Additional shares gross proceeds	R$ 6,615
Net proceeds of additional shares	R$ 6,387
Class A Common Shares [Member] | Initial Public Offering [Member] | Shareholders [Member]
IfrsStatementLineItems [Line Items]
Other offering expenses			R$ 18,638
Number of additional common shares issued | shares			9,406,812
Additional shares gross proceeds			R$ 358,286
Net proceeds of additional shares			339,648
Class A Common Shares [Member] | Initial Public Offering [Member] | Shareholders [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Other offering expenses			R$ 4,202
Additional offering price | R$ / shares			R$ 27.50
Additional shares gross proceeds			R$ 83,048
Net proceeds of additional shares			R$ 78,846
Class A Common Shares [Member] | Over Allotments [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed (shares) | shares				2,061,631
Medcel Editora And C B B Web [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																		100.00%
Proportion of ownership interest in subsidiary							100.00%
Uniao Educacional Do Planalto Central S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired						30.00%
Proportion of ownership interest in subsidiary						15.00%	15.00%
Medical Harbour Aparelhos Medicos Hospitalarese Servicosem Tecnologia Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																100.00%
Cliquefarma Drogarias Online Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired															100.00%
Shosp Tecnologiada Informacao Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired														100.00%
Sociedade Padraode Educacao Superior Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													100.00%
R X P R O Solucoesde Tecnologia Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%
Faculdade De Ciencias Medicas Da Paraiba [Member]
IfrsStatementLineItems [Line Items]
Amount of legal proceedings								R$ 24,800
Guardaya Empreendimentos And Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%